                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31-December-2009

Check here if Amendment [_]; Amendment Number:
                                               -------------------

   This Amendment {Check only one.): [_]; is a restatement.
                                     [_]; adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Capital One Financial Corporation
Address:  1680 Capital One Drive
          McLean, VA 22102

Form 13F File Number: 028-12320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:     Matthew J. Murphy
Title:    Head of Brokerage, Trust, COAM
Phone:    631-577-5801

Signature, Place, and Date of Signing:


   /s/ Matthew J. Murphy        Melville, New York         February 12, 2010
--------------------------  -------------------------  -------------------------
        (Signature)               (City, State)                 (Date)

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings qf this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-931                   Capital One, National Association
----------               ---------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form13F Information Table Entry Total:         23

Form13F Information Table Value Total:     $7,234 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


                           FORM 13F INFORMATION TABLE

                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- ---- ------- ------
3M CO                          COM              88579Y101      364     4399 SH       SOLE    0           0       0   4399
AT&T INC                       COM              00206R102      197     7030 SH       SOLE    0           0       0   7030
AUTOMATIC DATA PROCESSING IN   COM              053015103      314     7331 SH       SOLE    0           0       0   7331
BP PLC                         SPONSORED ADR    055622104      283     4875 SH       SOLE    0           0       0   4875
BRISTOL MYERS SQUIBB CO        COM              110122108      295    11675 SH       SOLE    0           0       0  11675
CHEVRON CORP NEW               COM              166764100      325     4223 SH       SOLE    0           0       0   4223
COCA COLA CO                   COM              191216100      376     6601 SH       SOLE    0           0       0   6601
CONOCOPHILLIPS                 COM              20825C104      202     3946 SH       SOLE    0           0       0   3946
DIAGEO P L C                   SPON ADR NEW     25243Q205      298     4299 SH       SOLE    0           0       0   4299
DU PONT E I DE NEMOURS & CO    COM              263534109      179     5330 SH       SOLE    0           0       0   5330
EMERSON ELEC CO                COM              291011104      312     7322 SH       SOLE    0           0       0   7322
FPL GROUP INC                  COM              302571104      280     5301 SH       SOLE    0           0       0   5301
ILLINOIS TOOL WKS INC          COM              452308109      282     5876 SH       SOLE    0           0       0   5876
ISHARES TR INDEX               BARCLY USAGG B   464287226      453     4390 SH       SOLE    0           0       0   4390
ISHARES TR INDEX               BARCLYS TIPS BD  464287176      411     3958 SH       SOLE    0           0       0   3958
JOHNSON & JOHNSON              COM              478160104      343     5323 SH       SOLE    0           0       0   5323
MCDONALDS CORP                 COM              580135101      264     4229 SH       SOLE    0           0       0   4229
MICROSOFT CORP                 COM              594918104      284     9310 SH       SOLE    0           0       0   9310
PRICE T ROWE GROUP INC         COM              74144T108      395     7411 SH       SOLE    0           0       0   7411
PROCTER & GAMBLE CO            COM              742718109      244     4030 SH       SOLE    0           0       0   4030
TOTAL S A                      SPONSORED ADR    89151E109      555     9907 SH       SOLE    0           0       0   9907
V F CORP                       COM              918204108      309     4214 SH       SOLE    0           0       0   4214
VERIZON COMMUNICATIONS INC     COM              92343V104      269     8130 SH       SOLE    0           0       0   8130